Investments in Associates and Joint Ventures - Additional Information (Detail) S/ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Apr. 24, 2017 PEN (S/)	Apr. 24, 2017 USD ($)	Jan. 24, 2017 PEN (S/)	Jan. 24, 2017 USD ($)	Nov. 30, 2015 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jan. 24, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Nov. 30, 2015 USD ($)
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate						S/ 28,875		S/ 250,282		S/ 250,053					S/ 286,403
Accounts receivable from related parties						36,658		34,903
Income tax expense						113,062		150,020		168,143
Compania Operadora de Gas del Amazonas SAC [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of interest in property	51.00%	51.00%
Agreed selling price	S/ 69,800	$ 21.5
Gasoducto Sur Peruano S.A. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership interest in associate					20.00%
Percentage of performance guarantee established in concession contract					20.00%
Performance guarantee required under concession agreement					S/ 887,000											$ 262.5
Percentage of collateral of bridge loan					21.49%
Collateral bridge loan					S/ 2,027,000											600.0
Value determined by audit firm as payable | $											$ 2,602.0
Accounts receivable claim										1,400			$ 0.4
Claims from fiduciary as administrator of the accounts receivable										572,100			$ 169.3
Impairment of investment						218,000	$ 65.0	739,000	$ 220.0
Impairment of long term account receivable						276,000	81.5
Discount Under Amortized Cost						58,000	17.0
Write-off of deferred tax asset						180,000	54.0
Effect of Change in Fair Value of Investments Before Taxes						552,000	163.5
Income tax expense						S/ 180,000	$ 54.0
Gasoducto Sur Peruano S.A. [member] | GSP Bridge Loan [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Guarantee obligation			S/ 433,300	$ 129.0
Gasoducto Sur Peruano S.A. [member] | Concession Agreement [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Guarantee obligation			176,400	$ 52.5
Accounts receivable from related parties			S/ 613,300											$ 181.5
Gasoducto Sur Peruano S.A. [member] | Capital Contributions [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate					S/ 819,000											$ 242.5
Consorcio Constructor Ductos del Sur [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership interest in associate					29.00%
Concesionaria Chavimochic S.A.C. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate | $												$ 647.0
Concession effective period						25 years	25 years
Palo Redondo Dam [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of work completed						70.00%	70.00%
Logistica Quimicos del Sur S.A. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Dividends received						S/ 1,500		S/ 1,800		S/ 2,800